Label	Element	Value
Property, plant and equipment [member] | Machinery [member]
Recoverable amount of asset or cash-generating unit	ifrs-full_RecoverableAmountOfAssetOrCashgeneratingUnit	€ 176,000
Property, plant and equipment [member] | Fixtures and fittings [member]
Recoverable amount of asset or cash-generating unit	ifrs-full_RecoverableAmountOfAssetOrCashgeneratingUnit	280,000
Property, plant and equipment [member] | Office equipment [member]
Recoverable amount of asset or cash-generating unit	ifrs-full_RecoverableAmountOfAssetOrCashgeneratingUnit	€ 25,000